Schedule of Due to Related Parties and Related Party Transactions (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2025 SGD ($)
Kelvin Ang [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 13,891		$ 522,847		$ 18,772
Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties	13,891		522,847		$ 18,772
Fine Build Ninefold Group Construction Company Private Limited [Member]
Related Party Transaction [Line Items]
Supply construction material
54 Pandan Road Pte Ltd [Member]
Related Party Transaction [Line Items]
Payments for Rent	532,800	720,000	720,000
Fastfixs System Pte Ltd [Member]
Related Party Transaction [Line Items]
Professional Fees	185,000	250,000	217,500	138,000
Labor and Related Expense	$ 332,256	$ 448,995	$ 263,034	$ 43,004